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      THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      NOVEMBER 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2000


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [X]; Amendment Number: 1
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York        November 14, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total:   $242,738 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2


                                                    FORM 13F INFORMATION TABLE

COL. 1                            COL. 2           COL. 3        COL. 4       COL. 5     COL. 6      COL. 7            COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT    OTHER    ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T                             Com          001957 10 9           853     19,600  Shared-Def    2,3,5     19,600
A T & T                             Com          001957 10 9            57      1,300  Shared-Def     2,3       1,300
A T & T                             Com          001957 10 9           178      4,100  Shared-Def    1,2,3      4,100
Alza Corporation                    Com          022615 10 8         4,273     99,800  Shared-Def    2,3,5     99,800
Alza Corporation                    Com          022615 10 8           257      6,000  Shared-Def     2,3       6,000
Alza Corporation                    Com          022615 10 8           852     19,900  Shared-Def    1,2,3     19,900
American Home Prod                  Com          026609 10 7         1,448     34,900  Shared-Def     2,3      34,900
American Home Prod                  Com          026609 10 7         1,054     25,400  Shared-Def              25,400
American Home Prod                  Com          026609 10 7           448     10,800  Shared-Def    1,2,3     10,800
American Home Prod                  Com          026609 10 7         5,287    127,400  Shared-Def    2,3,5    127,400
Aquarion                            Com          03838W 10 1         2,088     58,200  Shared-Def    2,3,5     58,200
Aquarion                            Com          03838W 10 1           136      3,800  Shared-Def     2,3       3,800
Aquarion                            Com          03838W 10 1           438     12,200  Shared-Def    1,2,3     12,200
Atlantic Richfield Co               Com          048825 10 3         7,059     79,200  Shared-Def    2,3,5     79,200
Atlantic Richfield Co               Com          048825 10 3           428      4,800  Shared-Def     2,3       4,800
Atlantic Richfield Co               Com          048825 10 3         1,426     16,000  Shared-Def    1,2,3     16,000
Columbia Energy Group               Com          197648 10 8         2,171     39,200  Shared-Def    2,3,5     39,200
Columbia Energy Group               Com          197648 10 8           150      2,700  Shared-Def     2,3       2,700
Columbia Energy Group               Com          197648 10 8           449      8,100  Shared-Def    1,2,3      8,100
Compaq Computer                     Com          204493 10 0         2,613    113,900  Shared-Def     2,3     113,900
Compaq Computer                     Com          204493 10 0         1,239     54,000  Shared-Def              54,000
Compaq Computer                     Com          204493 10 0         1,039     45,300  Shared-Def    1,2,3     45,300
Compaq Computer                     Com          204493 10 0         7,620    332,200  Shared-Def    2,3,5    332,200
Data Gen Corp                       Com          237688 10 6         1,668     79,200  Shared-Def     2,3      79,200
Data Gen Corp                       Com          237688 10 6           101      4,800  Shared-Def    2,3,5      4,800
Data Gen Corp                       Com          237688 10 6           337     16,000  Shared-Def    1,2,3     16,000
Delta & Pine Ld Co                  Com          247357 10 6           947     36,600  Shared-Def              36,600
Delta & Pine Ld Co                  Com          247357 10 6           331     12,800  Shared-Def     2,3      12,800
Delta & Pine Ld Co                  Com          247357 10 6         5,113    197,600  Shared-Def    2,3,5    197,600
Delta & Pine Ld Co                  Com          247357 10 6         1,025     39,600  Shared-Def    1,2,3     39,600
E I Dupont De Nemours               Com          263534 10 9        10,900    179,050  Shared-Def     2,3     179,050
E I Dupont De Nemours               Com          263534 10 9         1,278     21,000  Shared-Def              21,000
E I Dupont De Nemours               Com          263534 10 9           939     15,241  Shared-Def    1,2,3     15,241
E I Dupont De Nemours               Com          263534 10 9         8,133    133,600  Shared-Def    2,3,5    133,600
General Instr Corp Del              Com          370120 10 7           230      4,800  Shared-Def     2,3       4,800
General Instr Corp Del              Com          370120 10 7         4,003     83,400  Shared-Def    2,3,5     83,400
General Instr Corp Del              Com          370120 10 7           806     16,800  Shared-Def    1,2,3     16,800
General Mtrs Corp                   Com          370442 10 5         3,795     60,300  Shared-Def     2,3      60,300
General Mtrs Corp                   Com          370442 10 5         1,208     19,200  Shared-Def              19,200
General Mtrs Corp                   Com          370442 10 5           906     14,400  Shared-Def    1,2,3     14,400
General Mtrs Corp                   Com          370442 10 5         3,531     56,100  Shared-Def    2,3,5     56,100
General Motors Crp Cl H             Com          370442 83 2         6,469    113,000  Shared-Def     2,3     113,000
General Motors Crp Cl H             Com          370442 83 2         4,065     71,000  Shared-Def              71,000
General Motors Crp Cl H             Com          370442 83 2         1,454     25,400  Shared-Def    1,2,3     25,400
General Motors Crp Cl H             Com          370442 83 2        10,276    179,500  Shared-Def    2,3,5    179,500
Hannaford Bros Co                   Com          410550 10 7           338      4,800  Shared-Def     2,3       4,800
Hannaford Bros Co                   Com          410550 10 7         5,501     78,100  Shared-Def    2,3,5     78,100
Hannaford Bros Co                   Com          410550 10 7         1,092     15,500  Shared-Def    1,2,3     15,500
HealthSouth Corp               3.25% Conv '03    421924 AF 8         2,406  3,125,000  Shared-Def    2,3,5
HealthSouth Corp               3.25% Conv '03    421924 AF 8         2,310  3,000,000  Shared-Def     2,3
HealthSouth Corp               3.25% Conv '03    421924 AF 8         3,080  4,000,000  Shared-Def
HealthSouth Corp               3.25% Conv '03    421924 AF 8           289    375,000  Shared-Def    1,2,3
Household Intl Inc                  Com          441815 10 7         1,184     29,500  Shared-Def              29,500
Intel Corp                          Com          458140 10 0           524      7,052  Shared-Def     2,3       7,052
Intel Corp                          Com          458140 10 0         8,008    107,758  Shared-Def    2,3,5    107,758
Intel Corp                          Com          458140 10 0         1,694     22,790  Shared-Def    1,2,3     22,790
J.D. Edwards & Co                   Com          281667 10 5         4,458    215,500  Shared-Def     2,3     215,500
J.D. Edwards & Co                   Com          281667 10 5         1,876     90,700  Shared-Def              90,700
J.D. Edwards & Co                   Com          281667 10 5           645     31,200  Shared-Def    1,2,3     31,200
J.D. Edwards & Co                   Com          281667 10 5         4,688    226,600  Shared-Def    2,3,5    226,600
Loral Space & Comm                  Com          G56462 10 7         1,545     89,900  Shared-Def     2,3      89,900
Loral Space & Comm                  Com          G56462 10 7           344     20,000  Shared-Def              20,000
Loral Space & Comm                  Com          G56462 10 7           345     20,100  Shared-Def    1,2,3     20,100
Loral Space & Comm                  Com          G56462 10 7           480     27,900  Shared-Def    2,3,5     27,900
Mascotech Inc                  4.5% Conv '03     574670 AB 1         1,705  2,125,000  Shared-Def    2,3,5
Mascotech Inc                  4.5% Conv '03     574670 AB 1           100    125,000  Shared-Def     2,3
Mascotech Inc                  4.5% Conv '03     574670 AB 1         2,809  3,500,000  Shared-Def
Mascotech Inc                  4.5% Conv '03     574670 AB 1           201    250,000  Shared-Def    1,2,3
Mediaone                            Com          58440J 10 4         8,020    117,400  Shared-Def    2,3,5    117,400
Mediaone                            Com          58440J 10 4           526      7,700  Shared-Def     2,3       7,700
Mediaone                            Com          58440J 10 4         1,701     24,900  Shared-Def    1,2,3     24,900
Monsanto Company                    Com          611662 10 7         4,622    129,500  Shared-Def     2,3     129,500
Monsanto Company                    Com          611662 10 7         1,217     34,100  Shared-Def              34,100
Monsanto Company                    Com          611662 10 7           906     25,400  Shared-Def    1,2,3     25,400
Monsanto Company                    Com          611662 10 7         6,463    181,100  Shared-Def    2,3,5    181,100
Nalco Chem Co                       Com          629853 10 2         5,646    111,800  Shared-Def    2,3,5    111,800
Nalco Chem Co                       Com          629853 10 2           333      6,600  Shared-Def     2,3       6,600
Nalco Chem Co                       Com          629853 10 2         1,126     22,300  Shared-Def    1,2,3     22,300
Office Depot                        Com          676220 10 6           596     58,500  Shared-Def              58,500
Old Guard Group Inc                 Com          679783 10 0           298     26,500  Shared-Def     2,3      26,500
Omnicare Inc.                   5% Conv '07      681904 AD 0         2,113  3,250,000  Shared-Def    2,3,5
Omnicare Inc.                   5% Conv '07      681904 AD 0         1,869  2,875,000  Shared-Def     2,3
Omnicare Inc.                   5% Conv '07      681904 AD 0         2,925  4,500,000  Shared-Def
Omnicare Inc.                   5% Conv '07      681904 AD 0           244    375,000  Shared-Def    1,2,3
Orion Cap Corp                      Com          686268 10 3         2,539     53,600  Shared-Def    2,3,5     53,600
Orion Cap Corp                      Com          686268 10 3           152      3,200  Shared-Def     2,3       3,200
Orion Cap Corp                      Com          686268 10 3           516     10,900  Shared-Def    1,2,3     10,900
Polymer Group Inc                   Com          731745 10 5             7     11,167  Shared-Def     2,3      11,167
Republic NY                         Com          760719 10 4         9,160    149,100  Shared-Def    2,3,5    149,100
Republic NY                         Com          760719 10 4         6,734    109,600  Shared-Def     2,3     109,600
Republic NY                         Com          760719 10 4         1,923     31,300  Shared-Def    1,2,3     31,300
Republic NY                         Com          760719 10 4         1,290     21,000  Shared-Def              21,000



                                                    FORM 13F INFORMATION TABLE

COL. 1                            COL. 2           COL. 3        COL. 4       COL. 5     COL. 6      COL. 7            COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT    OTHER    ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

SAP Aktiengesellschaft           Spnsrd ADR      803054 20 4         2,548     67,500  Shared-Def     2,3      67,500
SAP Aktiengesellschaft           Spnsrd ADR      803054 20 4         1,608     42,600  Shared-Def              42,600
SAP Aktiengesellschaft           Spnsrd ADR      803054 20 4           513     13,600  Shared-Def    1,2,3     13,600
SAP Aktiengesellschaft           Spnsrd ADR      803054 20 4         4,462    118,200  Shared-Def    2,3,5    118,200
Smart Modular Tech Inc              Com          831690 10 2         1,141     33,500  Shared-Def    2,3,5     33,500
Smart Modular Tech Inc              Com          831690 10 2            68      2,000  Shared-Def     2,3       2,000
Smart Modular Tech Inc              Com          831690 10 2           228      6,700  Shared-Def    1,2,3      6,700
Southwest Gas Corp                  Com          844895 10 2         1,164     43,200  Shared-Def    2,3,5     43,200
Southwest Gas Corp                  Com          844895 10 2            89      3,300  Shared-Def     2,3       3,300
Southwest Gas Corp                  Com          844895 10 2           248      9,200  Shared-Def    1,2,3      9,200
Steinway Musical Instrs Inc         Com          858495 10 4           430     20,575  Shared-Def    2,3,5     20,575
Thermo Electron Corp           4.25% Conv '03    883556 AF 9         1,410  1,625,000  Shared-Def    2,3,5
Thermo Electron Corp           4.25% Conv '03    883556 AF 9         2,819  3,250,000  Shared-Def     2,3
Thermo Electron Corp           4.25% Conv '03    883556 AF 9         1,627  1,875,000  Shared-Def
Thermo Electron Corp           4.25% Conv '03    883556 AF 9           217    250,000  Shared-Def    1,2,3
Union Carbide Corp                  Com          905581 10 4         5,863    103,200  Shared-Def    2,3,5    103,200
Union Carbide Corp                  Com          905581 10 4           352      6,200  Shared-Def     2,3       6,200
Union Carbide Corp                  Com          905581 10 4         1,170     20,600  Shared-Def    1,2,3     20,600
Watson Pharmaceuticals Inc          Com          942683 10 3         1,155    37,800   Shared-Def              37,800
                                                                   242,738
